Fees Summary	Oct. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 920,483,126.92
Previously Paid Amount	0.00
Total Fee Amount	80,082.03
Total Offset Amount	0.00
Net Fee	$ 80,082.03
Offering Table N/A
Offset Table N/A	N/A
Combined Prospectus Table N/A	N/A